SUBSEQUENT EVENTS (Details) - USD ($)				2 Months Ended	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 20, 2021	Jan. 11, 2021	Dec. 14, 2020	Mar. 17, 2021	Apr. 04, 2021	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018	Mar. 29, 2020	Nov. 21, 2017
Subsequent Event [Line Items]
Exercised warrants					$ 57,232,000	$ 124,495,000	$ 0	$ 0	$ 0
Snak-King Corp.
Subsequent Event [Line Items]
Purchase price		$ 25,000,000
Public And Forward Purchase Warrants
Subsequent Event [Line Items]
Warrants exercised			15,802,379
Exercised warrants			$ 181,700,000
Public Warrants
Subsequent Event [Line Items]
Public warrants unexercised			30,928
Public warrants unexercised (in dollars per share)			$ 0.01
First Lien Term Loan | Secured Debt
Subsequent Event [Line Items]
Principal amount											$ 535,000,000.0
Interest rate					3.64%	3.65%		5.20%		5.10%
2021 New Term Loans | Secured Debt | Minimum | Europe
Subsequent Event [Line Items]
Interest rate	3.00%
Subsequent Event | Snak-King Corp.
Subsequent Event [Line Items]
Purchase price		$ 25,000,000
Subsequent Event | Public And Forward Purchase Warrants
Subsequent Event [Line Items]
Warrants exercised				4,976,717
Exercised warrants				$ 57,200,000
Subsequent Event | First Lien Term Loan | Secured Debt
Subsequent Event [Line Items]
Principal amount	$ 410,000,000
Subsequent Event | 2021 New Term Loans | Secured Debt
Subsequent Event [Line Items]
Additional borrowings	$ 310,000,000
Subsequent Event | 2021 New Term Loans | Secured Debt | Maximum | Europe
Subsequent Event [Line Items]
Interest rate	3.50%
Subsequent Event | 2021 New Term Loans | Secured Debt | Maximum | UNITED STATES
Subsequent Event [Line Items]
Interest rate	2.50%
Subsequent Event | 2021 New Term Loans | Secured Debt | Minimum | Europe
Subsequent Event [Line Items]
Interest rate	3.00%
Subsequent Event | 2021 New Term Loans | Secured Debt | Minimum | UNITED STATES
Subsequent Event [Line Items]
Interest rate	2.00%